Accounts Receivable, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts Receivable, Net [Abstract]
Bad debt expense		$ 25,981
Reversed credit losses	$ 4,112